LOANS (Details 8) (The Bank, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
The Bank
Summary of loans made to related parties
Beginning balance	$ 854	$ 992
Effect of changes in related parties		(75)
Repayments	(63)	(63)
Ending balance	$ 791	$ 854